Supplemental cash flow information - Disclosure of detailed information about changes in working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental Cash Flows Information [Abstract]
Accounts receivable	$ 43	$ 1,027
Inventories	(15,457)	1,170
Value added tax receivables	719	(721)
Prepaid expenses and other	34	(765)
Accounts payable and accrued liabilities	19,646	(5,011)
Change in non-cash working capital	$ 4,985	$ (4,300)